Shareholders' equity - Schedule of stockholders equity (Details) - shares		1 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022
Changes in stockholders equity
Common stock, beginning balance (in shares)			717,490,830		708,340,434
Issuance of shares in connection with acquisitions (in shares)			12,329,002		7,392,857
Issuance of shares in connection with public offering (in shares)			2,700,000
SVS contributed to Curaleaf, Inc. in connection with the Reorganization (in shares)			(254,315)
Acquisition escrow shares returned and retired (in shares)			(350,794)		(980,098)
Exercise of stock options (in shares)			211,775		1,269,953
Issuance of SVS for settlement of RSUs (in shares)			1,601,305		1,315,176
Share-based compensation (in shares)					152,508
Common stock, ending balance (in shares)		733,727,803	733,727,803		717,490,830
SVS | Common shares
Changes in stockholders equity
Common stock, beginning balance (in shares)	[1]		623,520,125		614,369,729
Issuance of shares in connection with acquisitions (in shares)	[1]		12,329,002		7,392,857
Issuance of shares in connection with public offering (in shares)	[1]		2,700,000
SVS contributed to Curaleaf, Inc. in connection with the Reorganization (in shares)		(254,315)	(254,315)	[1]
Acquisition escrow shares returned and retired (in shares)	[1]		(350,794)		(980,098)
Exercise of stock options (in shares)	[1]		211,775		1,269,953
Issuance of SVS for settlement of RSUs (in shares)			1,601,305		1,315,176	[1]
Share-based compensation (in shares)	[1]				152,508
Common stock, ending balance (in shares)	[1]	639,757,098	639,757,098		623,520,125
MVS | Common shares
Changes in stockholders equity
Common stock, beginning balance (in shares)	[1]		93,970,705		93,970,705
Common stock, ending balance (in shares)	[1]	93,970,705	93,970,705		93,970,705

[1]	*as defined herein